Cover	Oct. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 13, 2026
Entity File Number	001-41971
Entity Registrant Name	SUNRISE REALTY TRUST, INC.
Entity Central Index Key	0002012706
Entity Tax Identification Number	93-3168928
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	525 Okeechobee Blvd.
Entity Address, Address Line Two	Suite 1650
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	561
Local Phone Number	530-3315
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SUNS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false